Income Taxes Disclosure: Schedule of Deferred Tax Assets (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Deferred Tax Assets
	December 31,	December 31,
	2019	2018
Deferred tax assets:
Net operating loss carryforwards	$1,407,182	$1,372,854
Startup costs	1,827	2,359
Deferred compensation	103,671	238,671
Depreciation	(38,004)	(16,406)
Deferred tax asset	1,474,676	1,597,479
Less valuation allowance	1,474,676	1,597,459

Deferred tax asset, net	$--	$--